                      PRIMELITE II(SM) ANNUITY PROSPECTUS:
            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes PRIMELITE II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts").

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  FUND, INC. -- CLASS B                            Legg Mason Partners Variable Adjustable
  AllianceBernstein Large Cap Growth                  Rate Income Portfolio
     Portfolio                                     Legg Mason Partners Variable Government
AMERICAN FUNDS INSURANCE SERIES -- CLASS 2            Portfolio -- Class I
  American Funds Global Growth Fund                Legg Mason Partners Variable High Income
  American Funds Growth Fund                          Portfolio
  American Funds Growth-Income Fund                Legg Mason Partners Variable Money Market
FIDELITY(R) VARIABLE INSURANCE PRODUCTS               Portfolio
  -- SERVICE CLASS 2                             MET INVESTORS SERIES TRUST
  VIP Equity-Income Portfolio                      Lord Abbett Bond Debenture
  VIP Mid Cap Portfolio                               Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Mutual Shares Securities Fund                    Met/AIM Capital Appreciation
  Templeton Growth Securities Fund                    Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Research International
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                   Oppenheimer Capital Appreciation
  Legg Mason Partners Variable Appreciation           Portfolio -- Class B
     Portfolio -- Class I                          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Capital and            A
     Income Portfolio -- Class II                  Third Avenue Small Cap Value
  Legg Mason Partners Variable Dividend               Portfolio -- Class B
     Strategy Portfolio                          METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable International       BlackRock Bond Income Portfolio -- Class E
     All Cap Opportunity Portfolio                 Capital Guardian U.S. Equity
  Legg Mason Partners Variable Investors              Portfolio -- Class B
     Portfolio -- Class I                          MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Large Cap           T. Rowe Price Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Mid Cap Core        Western Asset Management U.S. Government
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Multiple          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Discipline Portfolio -- All Cap Growth        Pioneer Fund VCT Portfolio
     and Value                                     Pioneer Mid Cap Value VCT Portfolio
  Legg Mason Partners Variable Multiple          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Discipline Portfolio -- Global All Cap        Equity and Income Portfolio -- Class II
     Growth and Value                              U.S. Real Estate Securities
  Legg Mason Partners Variable Multiple               Portfolio -- Class I
     Discipline Portfolio -- Large Cap Growth    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     and Value                                     Comstock Portfolio
  Legg Mason Partners Variable Small Cap           Growth and Income Portfolio
     Growth Portfolio -- Class I                   Strategic Growth Portfolio
  Legg Mason Partners Variable Social            LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Awareness Portfolio                           Legg Mason Partners Variable Lifestyle
                                                      Allocation 50%
                                                   Legg Mason Partners Variable Lifestyle
                                                      Allocation 70%
                                                   Legg Mason Partners Variable Lifestyle
                                                      Allocation 85%


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-888-556-5412 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     12
  Contract Owner Inquiries..............     12
  Purchase Payments.....................     13
  Accumulation Units....................     13
  The Variable Funding Options..........     13
The Fixed Account.......................     18
Charges and Deductions..................     18
  General...............................     18
  Withdrawal Charge.....................     18
  Free Withdrawal Allowance.............     19
  Transfer Charge.......................     19
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     20
  Variable Liquidity Benefit Charge.....     20
  Enhanced Stepped-Up Provision Charge..     20
  Variable Funding Option Expenses......     20
  Premium Tax...........................     20
  Changes in Taxes Based upon Premium or
     Value..............................     21
Transfers...............................     21
  Market Timing/Excessive Trading.......     21
  Dollar Cost Averaging.................     23
Access to Your Money....................     24
  Systematic Withdrawals................     24
  Loans.................................     25
Ownership Provisions....................     25
Types of Ownership......................     25
  Contract Owner........................     25
  Beneficiary...........................     25
  Annuitant.............................     25
Death Benefit...........................     26
  Death Proceeds before the Maturity
     Date...............................     26
  Enhanced Stepped-Up Provision.........     27
  Payment of Proceeds...................     27
  Spousal Contract Continuance..........     29
  Beneficiary Contract Continuance......     29
  Planned Death Benefit.................     30
  Death Proceeds after the Maturity
     Date...............................     30
The Annuity Period......................     30
  Maturity Date.........................     30
  Allocation of Annuity.................     31
  Variable Annuity......................     31
  Fixed Annuity.........................     31
Payment Options.........................     32
  Election of Options...................     32
  Annuity Options.......................     32
  Variable Liquidity Benefit............     32
Miscellaneous Contract Provisions.......     33
  Right to Return.......................     33
  Termination...........................     33
  Required Reports......................     33
  Suspension of Payments................     33
The Separate Accounts...................     33
  Performance Information...............     34
Federal Tax Considerations..............     35
  General Taxation of Annuities.........     35
  Types of Contracts: Qualified and Non-
     qualified..........................     36
  Qualified Annuity Contracts...........     36
     Taxation of Qualified Annuity
       Contracts........................     36
     Mandatory Distributions for
       Qualified Plans..................     36
     Individual Retirement Annuities....     37
     Roth IRAs..........................     37
     TSAs (ERISA and non-ERISA).........     38
  Non-qualified Annuity Contracts.......     40
     Diversification Requirements for
       Variable Annuities...............     41
     Ownership of the Investments.......     41
     Taxation of Death Benefit
       Proceeds.........................     41
  Other Tax Considerations..............     41
     Puerto Rico Tax Considerations.....     41
     Non-Resident Aliens................     42
     Tax Credits and Deductions.........     42
Other Information.......................     42
  The Insurance Companies...............     42
  Financial Statements..................     42
  Distribution of Variable Annuity
     Contracts..........................     42
  Conformity with State and Federal
     Laws...............................     44
  Voting Rights.........................     45
  Restrictions on Financial
     Transactions.......................     45
  Legal Proceedings.....................     45
Appendix A: Condensed Financial
  Information Separate Account PF for
  Variable Annuities....................    A-1
Appendix B: Condensed Financial
  Information Separate Account PF II for
  Variable Annuities....................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Waiver of Withdrawal Charge
  for Nursing Home Confinement..........    E-1
Appendix F: Contents of the Statement of
  Additional Information................    F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. for transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is : MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is :
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                              PRIMELITE II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.50%. For Contracts with a Contract Value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% after eight full years.

If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted each business day from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


---------
(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


---------------------------------------------------------------------------------------------
           WITHOUT E.S.P.                                     WITH E.S.P.
---------------------------------------------------------------------------------------------

Mortality & Expense Risk Charge       1.50%(5)   Mortality & Expense Risk Charge        1.50%(5)
Administrative Expense Charge         0.15%      Administrative Expense Charge          0.15%
                                      ----
  Total Annual Separate Account                  E.S.P. Charge                          0.25%
                                                                                        ----
     Charges                          1.65%        Total Annual Separate Account
                                                      Charges                           1.90%
---------------------------------------------------------------------------------------------


---------
(5)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth
      Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-556-5412.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                          MINIMUM    MAXIMUM
                                                                          -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
  other expenses)                                                          0.48%      1.21%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------


ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  AllianceBernstein Global
     Technology
     Portfolio -- Class B+......      0.75%          0.25%         0.18%       1.18%             --          1.18%
  AllianceBernstein Large Cap
     Growth Portfolio -- Class
     B..........................      0.75%          0.25%         0.08%       1.08%             --          1.08%
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2............      0.55%          0.25%         0.03%       0.83%             --          0.83%
  American Funds Growth
     Fund -- Class 2............      0.32%          0.25%         0.02%       0.59%             --          0.59%
  American Funds Growth-Income
     Fund -- Class 2............      0.27%          0.25%         0.01%       0.53%             --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Equity-Income
     Portfolio -- Service Class
     2..........................      0.47%          0.25%         0.10%       0.82%             --          0.82%
  VIP Mid Cap
     Portfolio -- Service Class
     2..........................      0.57%          0.25%         0.11%       0.93%             --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Mutual Shares Securities
     Fund -- Class 2............      0.60%          0.25%         0.21%       1.06%             --          1.06%

                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------

  Templeton Growth Securities
     Fund -- Class 2............      0.74%          0.25%         0.04%       1.03%             --          1.03%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.....      0.75%            --          0.02%       0.77%             --          0.77%
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I.......      0.70%            --          0.02%       0.72%             --          0.72%(9)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I++.....      0.75%            --          0.08%       0.83%             --          0.83%
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II......      0.75%          0.25%         0.06%       1.06%           0.11%         0.95%(1)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++................      0.65%            --          0.24%       0.89%             --          0.89%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.......      0.75%            --          0.02%       0.77%             --          0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++....      0.85%            --          0.09%       0.94%             --          0.94%
  Legg Mason Partners Variable
     Investors
     Portfolio -- Class I.......      0.65%            --          0.07%       0.72%             --          0.72%
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++.....      0.75%            --          0.04%       0.79%             --          0.79%
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I++.....      0.75%            --          0.07%       0.82%             --          0.82%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth
     and Value..................      0.75%          0.25%         0.05%       1.05%             --          1.05%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Global All Cap
     Growth and Value...........      0.75%          0.25%         0.09%       1.09%             --          1.09%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value...........      0.75%          0.25%         0.21%       1.21%             --          1.21%
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I.......      0.75%            --          0.21%       0.96%             --          0.96%
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++................      0.66%            --          0.12%       0.78%             --          0.78%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++................      0.55%          0.25%         0.22%       1.02%             --          1.02%
  Legg Mason Partners Variable
     Government
     Portfolio -- Class I++.....      0.55%            --          0.13%       0.68%             --          0.68%
  Legg Mason Partners Variable
     High Income Portfolio++....      0.60%            --          0.06%       0.66%             --          0.66%
  Legg Mason Partners Variable
     Money Market Portfolio++...      0.45%            --          0.03%       0.48%             --          0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E+......      0.63%          0.15%         0.22%       1.00%             --          1.00%(2)(3)(4)(10)
  Lord Abbett Bond Debenture
     Portfolio -- Class A.......      0.50%            --          0.04%       0.54%             --          0.54%(2)
  Lord Abbett Growth and Income
     Portfolio -- Class B.......      0.50%          0.25%         0.03%       0.78%             --          0.78%(2)
  Met/AIM Capital Appreciation
     Portfolio -- Class E++.....      0.77%          0.15%         0.09%       1.01%             --          1.01%(2)(3)(4)(5)(10)
  MFS(R) Research International
     Portfolio -- Class B.......      0.72%          0.25%         0.14%       1.11%             --          1.11%(2)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B.......      0.57%          0.25%         0.05%       0.87%             --          0.87%(2)(3)
  Pioneer Strategic Income
     Portfolio -- Class A++.....      0.70%            --          0.12%       0.82%             --          0.82%(2)(3)(5)(10)

                                                 DISTRIBUTION                  TOTAL      CONTRACTUAL FEE          NET TOTAL
                                                    AND/OR                     ANNUAL          WAIVER               ANNUAL
                                   MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT           EXPENSES*
----------------                  ------------  --------------  ----------  -----------  -----------------  ----------------------

  Third Avenue Small Cap Value
     Portfolio -- Class B.......      0.74%          0.25%         0.04%       1.03%             --          1.03%(2)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D.......      0.72%          0.10%         0.06%       0.88%             --          0.88%(11)
  BlackRock Bond Income
     Portfolio -- Class E.......      0.39%          0.15%         0.07%       0.61%           0.01%         0.60%(6)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class B.......      0.66%          0.25%         0.06%       0.97%             --          0.97%(11)
  MFS(R) Total Return
     Portfolio -- Class F.......      0.53%          0.20%         0.05%       0.78%             --          0.78%(7)(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.......      0.60%          0.25%         0.08%       0.93%             --          0.93%(11)
  Western Asset Management U.S.
     Government
     Portfolio -- Class A.......      0.50%            --          0.07%       0.57%             --          0.57%(11)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT
     Portfolio -- Class II......      0.65%          0.25%         0.05%       0.95%             --          0.95%
  Pioneer Mid Cap Value VCT
     Portfolio -- Class II......      0.65%          0.25%         0.06%       0.96%             --          0.96%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income
     Portfolio -- Class II......      0.43%          0.35%         0.30%       1.08%             --          1.08%
  U.S. Real Estate Securities
     Portfolio -- Class I.......      0.73%            --          0.28%       1.01%             --          1.01%
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class
     II.........................      0.56%          0.25%         0.03%       0.84%             --          0.84%
  Growth and Income
     Portfolio -- Class II......      0.56%          0.25%         0.04%       0.85%             --          0.85%
  Strategic Growth
     Portfolio -- Class II......      0.70%          0.25%         0.08%       1.03%             --          1.03%




                                                                                                                      NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                      OPERATING
                                             DISTRIBUTION                  TOTAL      CONTRACTUAL FEE   NET TOTAL      EXPENSES
                                                AND/OR                     ANNUAL          WAIVER         ANNUAL      INCLUDING
                               MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE   OPERATING  UNDERLYING FUND
UNDERLYING FUND:                   FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES*     EXPENSES*
----------------              ------------  --------------  ----------  -----------  -----------------  ---------  ---------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners
     Variable Lifestyle
     Allocation 50%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.00%(8)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 70%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.03%(8)
  Legg Mason Partners
     Variable Lifestyle
     Allocation 85%#........      0.35%           --           0.00%       0.35%             --           0.35%        1.04%(8)


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.
# Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended January 31, 2007.

NOTES
(1) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.
(2) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.
(5) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(7) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(8) These Portfolios are "funds of funds" that invest substantially all of their assets in other Legg Mason-affiliated portfolios. Because the Portfolios invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. Based on the expense ratios of underlying Legg Mason affiliated portfolios in which the Portfolios were invested on January 31, 2007, the approximate total operating expenses of the underlying portfolios are expected to be as follows: 0.65% for the Legg Mason Partners Lifestyle Allocation 50%, 0.68% for the Legg Mason Partners Lifestyle Allocation 70% and 0.69% for the Legg Mason Partners Lifestyle Allocation 85%.
(9) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio was invested during the preceding fiscal year.
(10) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(11) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE


                                                                                                      IF CONTRACT IS NOT
                                                                                                        SURRENDERED OR
                                                       IF CONTRACT IS SURRENDERED AT                 ANNUITIZED AT THE END
                                                         THE END OF PERIOD SHOWN:                      OF PERIOD SHOWN:
                                        ----------------------------------------------------------  ----------------------
FUNDING OPTION                            1 YEAR      3 YEARS                 5 YEARS    10 YEARS     1 YEAR      3 YEARS
--------------                          ----------  ----------              ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses.............     $1118       $1567                   $2159       $3446       $318        $972
Underlying Fund with Minimum Total
Annual Operating Expenses.............      1046        1351                    1801        2751        246         756

                                          IF CONTRACT IS NOT
                                            SURRENDERED OR
                                         ANNUITIZED AT THE END
                                           OF PERIOD SHOWN:
                                        ----------------------
FUNDING OPTION                            5 YEARS    10 YEARS
--------------                          ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses.............     $1649       $3446
Underlying Fund with Minimum Total
Annual Operating Expenses.............      1291        2751


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

PrimElite II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                           80
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-888-556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict allocations of Purchase Payments to the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-556-5412 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  AllianceBernstein Global         Seeks long-term growth of          AllianceBernstein L.P.
     Technology                    capital.
     Portfolio -- Class B+
  AllianceBernstein Large Cap      Seeks long-term growth of          AllianceBernstein L.P.
     Growth Portfolio -- Class B   capital.
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Equity-Income                Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Service Class 2  will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Mutual Shares Securities         Seeks capital appreciation, with   Franklin Mutual Advisers, LLC
     Fund -- Class 2               income as a secondary goal.
  Templeton Growth Securities      Seeks long-term capital growth.    Templeton Global Advisors Limited
     Fund -- Class 2
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Capital and Income            capital.                           LLC
     Portfolio -- Class I++ and                                       Subadviser: ClearBridge Advisors,
     Class II                                                         LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio   principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 50%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 70%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 85%                                         LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current return.         Legg Mason Partners Fund Advisor,
     Government                                                       LLC
     Portfolio -- Class I                                             Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E+                                            Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory, LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser:  AIM Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser:  Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class B                                             Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class B          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                 Invests in a broad list of         Pioneer Investment Management,
     Portfolio -- Class II         carefully selected, reasonably     Inc.
                                   priced securities for reasonable
                                   income and capital growth.
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class II         investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income                Seeks both capital appreciation    Morgan Stanley Investment
     Portfolio -- Class II         and current income.                Management, Inc. (d/b/a Van
                                                                      Kampen)
  U.S. Real Estate Securities      Seeks above average current        Morgan Stanley Investment
     Portfolio -- Class I          income and long-term capital       Management, Inc. (d/b/a Van
                                   appreciation.                      Kampen)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Growth and Income                Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class II
  Strategic Growth                 Seeks long-term growth of capital  Van Kampen Asset Management
     Portfolio -- Class II         and income.


+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     1.   any Purchase Payment to which no withdrawal charge applies, then;

     2. any remaining free withdrawal allowance (as described below) (after being reduced by 1), then;

     3. any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

     4.   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving);

     -    if an annuity payout (based on life expectancy) has begun;

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if the Annuitant is confined to an eligible Nursing Home as described in Appendix E.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge

(i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                2 years               8%
         2 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
        8 + years                                     0%


Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., AllianceBernstein Global Technology Portfolio, American Funds Global Growth Fund, Templeton Growth Securities Fund, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month or 12 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by our banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

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Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE


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      AGE ON CONTRACT DATE                            DEATH BENEFIT
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
If the Annuitant was younger        -  the Contract Value on the Death Report Date
than age 75 on the Contract         -  the total Purchase Payments made under the
Date, the death benefit will be        Contract, less the total amount of any
the greatest of:                       withdrawals or
                                    -  the step-up value, if any, as described below.
--------------------------------------------------------------------------------------
If the Annuitant was between        -  the Contract Value on the Death Report Date or
the age of 75 and 80 on the         -  total Purchase Payments made under the
Contract Date, the death               Contract less the total amount of any
benefit will be the greater of:        withdrawals
--------------------------------------------------------------------------------------


WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be $50,000-$9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
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SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                             MANDATORY PAYOUT
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         RULES APPLY (SEE
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            ABOVE)
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. References to "Separate Account" refer either to Separate Account PF or Separate Account PF II, depending on the issuer of your Contract. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request.

The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

          (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

          (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

          (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

          (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

          (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

          (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

          (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

PrimElite II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this

Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are continuously offered.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the fund shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional

Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a "gross dealer" concession model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (7/02).......................................  2006        1.053            1.099            400,096
                                                     2005        0.986            1.053            331,592
                                                     2004        0.943            0.986            211,974
                                                     2003        0.742            0.943             32,460
                                                     2002        1.000            0.742              4,254

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.078            394,257

  AIM V.I. Premier Equity Subaccount (Series II)
  (10/02)..........................................  2006        0.904            0.948                 --
                                                     2005        0.872            0.904            393,438
                                                     2004        0.840            0.872            145,850
                                                     2003        0.684            0.840             66,654
                                                     2002        1.000            0.684                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (5/02).................................  2006        0.839            0.894            441,618
                                                     2005        0.822            0.839            380,702
                                                     2004        0.796            0.822            349,075
                                                     2003        0.563            0.796            147,453
                                                     2002        1.000            0.563             18,093

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/02).................................  2006        0.991            0.969            290,807
                                                     2005        0.877            0.991            270,629
                                                     2004        0.823            0.877            149,949
                                                     2003        0.678            0.823             23,283
                                                     2002        1.000            0.678                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.620            1.919          5,412,999
                                                     2005        1.444            1.620          3,654,265
                                                     2004        1.293            1.444            989,563
                                                     2003        1.000            1.293              6,878

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.576            1.709         16,757,129
                                                     2005        1.379            1.576         12,408,380
                                                     2004        1.246            1.379          3,552,042
                                                     2003        1.000            1.246             49,980

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.414            1.602         16,729,364
                                                     2005        1.358            1.414         14,433,611
                                                     2004        1.251            1.358          4,227,825
                                                     2003        1.000            1.251            144,009

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.288            1.500         10,931,246
                                                     2005        1.184            1.288          8,267,127
                                                     2004        1.069            1.184          3,039,535
                                                     2003        0.868            1.069            808,687
                                                     2002        1.000            0.868             91,338

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.271            1.523          9,136,905
                                                     2005        1.187            1.271          7,840,706
                                                     2004        1.040            1.187          3,142,540
                                                     2003        0.800            1.040            283,137
                                                     2002        1.000            0.800             84,385

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.890            1.033          4,079,357
                                                     2005        0.907            0.890          4,195,706
                                                     2004        0.892            0.907          2,303,940
                                                     2003        0.734            0.892            573,333
                                                     2002        1.009            0.734             93,979
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.076            1.102         18,913,530
                                                     2005        1.078            1.076         18,738,391
                                                     2004        1.063            1.078         11,427,223
                                                     2003        1.073            1.063          5,176,659
                                                     2002        1.011            1.073          1,077,507
                                                     2001        1.000            1.011                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Growth and Income Subaccount (3/02)........  2006        1.084            1.199          9,682,865
                                                     2005        1.061            1.084         10,283,101
                                                     2004        0.997            1.061          7,189,671
                                                     2003        0.778            0.997          2,085,976
                                                     2002        1.016            0.778             89,169
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.014            1.070            373,584
                                                     2005        0.969            1.014            360,165
                                                     2004        0.958            0.969            283,449
                                                     2003        0.725            0.958             21,227
                                                     2002        1.007            0.725                 --
                                                     2001        1.000            1.007                 --

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.176            1.252          8,453,717
                                                     2005        1.166            1.176          8,775,640
                                                     2004        1.102            1.166          4,808,815
                                                     2003        0.931            1.102          1,116,400
                                                     2002        1.012            0.931            472,345
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (10/02)..................  2006        1.146            1.227          1,284,585
                                                     2005        1.112            1.146          1,285,764
                                                     2004        1.041            1.112            942,245
                                                     2003        0.815            1.041            118,677
                                                     2002        1.011            0.815             11,828
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (5/02)..............  2006        1.156            1.245            751,287
                                                     2005        1.108            1.156            754,963
                                                     2004        1.018            1.108            621,593
                                                     2003        0.756            1.018             96,453
                                                     2002        1.009            0.756                643
                                                     2001        1.000            1.009                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/02)...........................................  2006        1.215            1.350          1,706,621
                                                     2005        1.178            1.215          1,559,894
                                                     2004        1.036            1.178            917,815
                                                     2003        0.742            1.036            154,191
                                                     2002        1.014            0.742             16,830
                                                     2001        1.000            1.014                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.110            1.253         57,417,246
                                                     2005        1.082            1.110         54,199,664
                                                     2004        1.011            1.082         29,591,957
                                                     2003        0.825            1.011          4,207,195
                                                     2002        1.017            0.825            631,993
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.075            1.176         17,906,147
                                                     2005        1.000            1.075         11,960,583

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.177            1.353         56,966,155
                                                     2005        1.142            1.177         54,679,708
                                                     2004        1.073            1.142         33,185,395
                                                     2003        0.787            1.073          6,097,876
                                                     2002        1.016            0.787          1,187,609
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        1.001            1.025          1,868,796
                                                     2005        0.994            1.001          2,976,647
                                                     2004        1.000            0.994            995,190

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.042            1.115         71,585,101
                                                     2005        0.949            1.042         63,751,713
                                                     2004        0.877            0.949         35,344,463
                                                     2003        0.663            0.877          5,588,355
                                                     2002        1.001            0.663          1,431,257
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.314            1.435         15,294,647
                                                     2005        1.302            1.314         15,109,514
                                                     2004        1.199            1.302          7,854,071
                                                     2003        0.956            1.199          1,352,108
                                                     2002        1.004            0.956            120,648
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.164            1.441          2,456,386
                                                     2005        1.059            1.164          2,381,924
                                                     2004        0.913            1.059          1,243,238
                                                     2003        0.729            0.913            244,746
                                                     2002        0.997            0.729             53,764
                                                     2001        1.000            0.997                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (5/02)......  2006        1.092            1.123          4,657,131
                                                     2005        1.055            1.092          4,592,714
                                                     2004        1.069            1.055          3,701,753
                                                     2003        0.736            1.069            423,768
                                                     2002        0.995            0.736             30,375
                                                     2001        1.000            0.995                 --

  LMPVPIII Large Cap Value Subaccount (5/02).......  2006        1.078            1.254          1,510,863
                                                     2005        1.029            1.078          1,384,192
                                                     2004        0.946            1.029            509,895
                                                     2003        0.753            0.946            131,942
                                                     2002        1.027            0.753             16,251
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.207            1.363          4,837,334
                                                     2005        1.133            1.207          4,558,926
                                                     2004        1.043            1.133          3,031,872
                                                     2003        0.817            1.043            305,771
                                                     2002        1.027            0.817             50,575
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (3/02)..........  2006        0.990            1.019          7,310,300
                                                     2005        0.979            0.990          8,938,799
                                                     2004        0.986            0.979          6,243,825
                                                     2003        0.996            0.986          1,973,279
                                                     2002        1.000            0.996            700,234

  LMPVPIII Social Awareness Stock Subaccount
  (4/02)...........................................  2006        1.016            1.076          2,939,644
                                                     2005        0.989            1.016          2,878,590
                                                     2004        0.947            0.989          1,702,149
                                                     2003        0.747            0.947            610,982
                                                     2002        1.010            0.747            216,899
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (2/04)..........................  2006        1.038            1.160          3,377,777
                                                     2005        1.003            1.038          3,401,260
                                                     2004        1.000            1.003          1,521,728

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (2/04)..................  2006        1.024            1.113          4,140,428
                                                     2005        0.999            1.024          4,325,435
                                                     2004        1.000            0.999          1,071,806

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.078            1.222          2,802,275
                                                     2005        1.029            1.078          2,501,134
                                                     2004        1.000            1.029            670,023

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)..........................  2006        1.018            1.125          1,184,596
                                                     2005        1.000            1.018          1,220,644
                                                     2004        1.000            1.000            623,702

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.194            1.264             80,496

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.254            1.314          7,018,904

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.075          2,199,812

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.008          1,897,888

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.103            1.142         24,420,649

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.842            0.822          1,997,859

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.076            1.116         13,727,003

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.252            1.338         27,487,362

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068          1,016,963

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.973            1.006          3,255,793

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (4/02)..........................  2006        0.997            1.042                 --
                                                     2005        0.966            0.997          1,628,806
                                                     2004        0.922            0.966            778,637
                                                     2003        0.717            0.922            125,907
                                                     2002        1.000            0.717             69,299

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (7/02)...................................  2006        1.104            1.166                 --
                                                     2005        1.061            1.104          1,735,645
                                                     2004        0.989            1.061          1,202,095
                                                     2003        0.795            0.989            374,299
                                                     2002        1.000            0.795             13,819

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (7/02)....  2006        1.092            1.250          1,007,988
                                                     2005        1.048            1.092            847,903
                                                     2004        0.960            1.048            353,742
                                                     2003        0.791            0.960             92,577
                                                     2002        1.000            0.791             35,462

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (4/02)...........................................  2006        1.497            1.653          7,125,022
                                                     2005        1.414            1.497          6,485,147
                                                     2004        1.180            1.414          1,790,106
                                                     2003        0.875            1.180            202,580
                                                     2002        1.000            0.875             31,067

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (8/02).......................................  2006        1.287            1.616          1,402,929
                                                     2005        1.166            1.287          1,163,455
                                                     2004        1.020            1.166            665,064
                                                     2003        0.807            1.020            149,667
                                                     2002        1.000            0.807              3,381

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/02)...........................................  2006        1.554            1.793          4,650,786
                                                     2005        1.476            1.554          4,110,317
                                                     2004        1.189            1.476          1,706,259
                                                     2003        0.808            1.189            317,621
                                                     2002        1.000            0.808             91,626

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.177            1.254                 --
                                                     2005        1.192            1.177          6,894,912
                                                     2004        1.140            1.192          4,818,421
                                                     2003        0.918            1.140            310,836
                                                     2002        1.000            0.918             22,585

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (3/02).......  2006        1.086            1.076                 --
                                                     2005        1.089            1.086         13,950,241
                                                     2004        1.077            1.089          9,850,096
                                                     2003        1.009            1.077          1,885,210
                                                     2002        1.000            1.009            184,893

  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.125            1.194                 --
                                                     2005        1.021            1.125             80,088
                                                     2004        0.895            1.021             85,120
                                                     2003        0.751            0.895            148,315
                                                     2002        1.020            0.751              5,783
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/02)...........................................  2006        0.796            0.842                 --
                                                     2005        0.785            0.796          1,805,962
                                                     2004        0.699            0.785          1,215,305
                                                     2003        0.519            0.699            253,862
                                                     2002        1.031            0.519            135,394
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.213            1.252                 --
                                                     2005        1.198            1.213         25,938,434
                                                     2004        1.092            1.198         12,506,074
                                                     2003        0.953            1.092          2,953,572
                                                     2002        1.023            0.953            433,848
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.092            1.103                 --
                                                     2005        1.071            1.092         21,520,517
                                                     2004        1.000            1.071          6,041,372

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.009            0.973                 --
                                                     2005        1.005            1.009          2,162,376

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.343            1.488         40,660,405
                                                     2005        1.272            1.343         33,653,121
                                                     2004        1.159            1.272         10,092,376
                                                     2003        1.000            1.159            108,186

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.173            1.593          5,413,097
                                                     2005        1.019            1.173          2,858,716

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.230            1.404         33,934,853
                                                     2005        1.201            1.230         30,140,222
                                                     2004        1.040            1.201         13,621,817
                                                     2003        0.808            1.040          2,749,682
                                                     2002        1.020            0.808            751,345
                                                     2001        1.000            1.020                 --

  Van Kampen LIT Growth and Income Subaccount
  (Class II) (3/02)................................  2006        1.300            1.483         14,225,335
                                                     2005        1.204            1.300         12,254,481
                                                     2004        1.073            1.204          6,093,021
                                                     2003        0.854            1.073          2,115,801
                                                     2002        1.019            0.854            349,540
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.920            0.929          8,656,849
                                                     2005        0.869            0.920          7,893,631
                                                     2004        0.827            0.869          5,414,821
                                                     2003        0.662            0.827          2,061,287
                                                     2002        1.000            0.662            735,236

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (2/02)...........................................  2006        1.182            1.395          3,826,350
                                                     2005        1.139            1.182          3,388,787
                                                     2004        1.041            1.139          1,441,365
                                                     2003        0.814            1.041             70,333
                                                     2002        1.000            0.814                 --

  VIP Growth Subaccount (Service Class 2) (7/02)...  2006        0.935            0.974                 --
                                                     2005        0.901            0.935            886,287
                                                     2004        0.888            0.901            307,238
                                                     2003        0.681            0.888             83,046
                                                     2002        1.000            0.681             33,149

  VIP Mid Cap Subaccount (Service Class 2) (4/02)..  2006        1.726            1.908          6,563,289
                                                     2005        1.487            1.726          5,894,141
                                                     2004        1.212            1.487          2,008,398
                                                     2003        0.892            1.212            148,278
                                                     2002        1.000            0.892             39,776

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (7/02).......................................  2006        1.043            1.085           161,375
                                                     2005        0.979            1.043           168,824
                                                     2004        0.938            0.979           105,046
                                                     2003        0.740            0.938                --
                                                     2002        1.000            0.740                --

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.076           295,332

  AIM V.I. Premier Equity Subaccount (Series II)
  (10/02)..........................................  2006        0.895            0.938                --
                                                     2005        0.865            0.895           203,928
                                                     2004        0.836            0.865           160,205
                                                     2003        0.682            0.836            35,524
                                                     2002        1.000            0.682            35,524

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (5/02).................................  2006        0.830            0.883            55,333
                                                     2005        0.816            0.830            59,896
                                                     2004        0.792            0.816             8,507
                                                     2003        0.561            0.792                --
                                                     2002        1.000            0.561                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/02).................................  2006        0.981            0.957           147,773
                                                     2005        0.871            0.981           128,761
                                                     2004        0.819            0.871            77,090
                                                     2003        0.677            0.819                --
                                                     2002        1.000            0.677             1,910

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.610            1.902           663,156
                                                     2005        1.438            1.610           291,822
                                                     2004        1.291            1.438           102,469
                                                     2003        1.000            1.291                --

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.566            1.693         1,593,574
                                                     2005        1.373            1.566         1,152,839
                                                     2004        1.244            1.373           365,082
                                                     2003        1.000            1.244                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.405            1.588         1,382,333
                                                     2005        1.353            1.405         1,129,243
                                                     2004        1.249            1.353           366,232
                                                     2003        1.000            1.249                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.275            1.481           761,120
                                                     2005        1.175            1.275           707,934
                                                     2004        1.063            1.175           255,649
                                                     2003        0.866            1.063            29,550
                                                     2002        1.000            0.866             6,924

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.259            1.505           746,620
                                                     2005        1.178            1.259           538,279
                                                     2004        1.035            1.178           209,269
                                                     2003        0.798            1.035            13,506
                                                     2002        1.000            0.798                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.882            1.020           478,557
                                                     2005        0.900            0.882           521,259
                                                     2004        0.887            0.900           399,585
                                                     2003        0.732            0.887           185,683
                                                     2002        1.009            0.732           186,448
                                                     2001        1.000            1.009                --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.066            1.088         2,174,561
                                                     2005        1.070            1.066         2,088,879
                                                     2004        1.058            1.070         1,113,834
                                                     2003        1.071            1.058           373,309
                                                     2002        1.011            1.071           185,573
                                                     2001        1.000            1.011                --

  LMPIS Growth and Income Subaccount (3/02)........  2006        1.073            1.184           875,896
                                                     2005        1.053            1.073           911,116
                                                     2004        0.992            1.053           850,123
                                                     2003        0.776            0.992            79,305
                                                     2002        1.016            0.776             2,505
                                                     2001        1.000            1.016                --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.003            1.057            99,241
                                                     2005        0.962            1.003           100,359
                                                     2004        0.953            0.962            84,407
                                                     2003        0.723            0.953                --
                                                     2002        1.007            0.723                --
                                                     2001        1.000            1.007                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.164            1.236           967,907
                                                     2005        1.157            1.164           890,935
                                                     2004        1.096            1.157           436,460
                                                     2003        0.929            1.096             3,362
                                                     2002        1.012            0.929             3,316
                                                     2001        1.000            1.012                --

  LMPLS Growth Subaccount (10/02)..................  2006        1.135            1.212            87,834
                                                     2005        1.104            1.135           115,215
                                                     2004        1.035            1.104            55,891
                                                     2003        0.813            1.035             2,438
                                                     2002        1.011            0.813             2,444
                                                     2001        1.000            1.011                --

  LMPLS High Growth Subaccount (5/02)..............  2006        1.144            1.229            71,795
                                                     2005        1.100            1.144            85,145
                                                     2004        1.013            1.100            22,216
                                                     2003        0.755            1.013                --
                                                     2002        1.008            0.755                --
                                                     2001        1.000            1.008                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/02)...........................................  2006        1.203            1.333           451,641
                                                     2005        1.169            1.203           308,987
                                                     2004        1.031            1.169           146,485
                                                     2003        0.740            1.031                --
                                                     2002        1.014            0.740                --
                                                     2001        1.000            1.014                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.099            1.238         6,355,388
                                                     2005        1.074            1.099         6,100,306
                                                     2004        1.006            1.074         3,219,651
                                                     2003        0.823            1.006           301,268
                                                     2002        1.017            0.823           150,730
                                                     2001        1.000            1.017                --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.073            1.171         2,103,309
                                                     2005        1.000            1.073         1,176,130

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.165            1.336         6,737,226
                                                     2005        1.134            1.165         6,390,231
                                                     2004        1.068            1.134         3,672,945
                                                     2003        0.785            1.068           138,029
                                                     2002        1.016            0.785            96,176
                                                     2001        1.000            1.016                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        0.996            1.018           229,486
                                                     2005        0.992            0.996           547,773
                                                     2004        1.000            0.992           392,451

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.032            1.101         8,356,321
                                                     2005        0.942            1.032         7,532,695
                                                     2004        0.873            0.942         4,280,561
                                                     2003        0.661            0.873           320,535
                                                     2002        1.001            0.661           216,871
                                                     2001        1.000            1.001                --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.301            1.417         1,775,375
                                                     2005        1.292            1.301         1,619,152
                                                     2004        1.192            1.292           947,512
                                                     2003        0.953            1.192            45,868
                                                     2002        1.004            0.953            21,504
                                                     2001        1.000            1.004                --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.152            1.423           604,078
                                                     2005        1.051            1.152           596,957
                                                     2004        0.909            1.051           246,040
                                                     2003        0.727            0.909            24,970
                                                     2002        1.000            0.727            16,692
                                                     2002        0.997            1.000                --
                                                     2001        1.000            0.997                --

  LMPVPIII Large Cap Growth Subaccount (5/02)......  2006        1.081            1.109           526,286
                                                     2005        1.047            1.081           578,542
                                                     2004        1.063            1.047           445,771
                                                     2003        0.734            1.063             7,128
                                                     2002        0.995            0.734             3,932
                                                     2001        1.000            0.995                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (5/02).......  2006        1.067            1.238           198,066
                                                     2005        1.021            1.067           201,133
                                                     2004        0.941            1.021           121,128
                                                     2003        0.751            0.941                --
                                                     2002        1.027            0.751                --
                                                     2001        1.000            1.027                --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.195            1.346           553,372
                                                     2005        1.124            1.195           508,747
                                                     2004        1.038            1.124           231,571
                                                     2003        0.815            1.038            32,618
                                                     2002        1.027            0.815             7,852
                                                     2001        1.000            1.027                --

  LMPVPIII Money Market Subaccount (3/02)..........  2006        0.980            1.006         1,161,331
                                                     2005        0.971            0.980         1,506,215
                                                     2004        0.981            0.971           930,200
                                                     2003        0.994            0.981            24,646
                                                     2002        1.000            0.994            14,481

  LMPVPIII Social Awareness Stock Subaccount
  (4/02)...........................................  2006        1.005            1.062           149,491
                                                     2005        0.982            1.005           207,911
                                                     2004        0.942            0.982           195,977
                                                     2003        0.745            0.942             8,238
                                                     2002        1.010            0.745             8,238
                                                     2001        1.000            1.010                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (2/04)..........................  2006        1.033            1.152           174,980
                                                     2005        1.000            1.033           183,189
                                                     2004        1.000            1.000            75,446

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (2/04)..................  2006        1.020            1.105           557,384
                                                     2005        0.997            1.020           566,640
                                                     2004        1.000            0.997           142,461

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.073            1.213           358,579
                                                     2005        1.026            1.073           342,927
                                                     2004        1.000            1.026            58,989

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)..........................  2006        1.014            1.117           121,990
                                                     2005        0.998            1.014           177,059
                                                     2004        1.000            0.998            80,820

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.181            1.248             5,213

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.241            1.298           895,852

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074           394,695

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.006           391,836

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.097            1.134         2,524,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.833            0.811           421,407

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.064            1.102         1,260,190

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.238            1.321         2,404,225

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067           256,247

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.970            1.002           484,312

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (4/02)..........................  2006        0.987            1.031                --
                                                     2005        0.959            0.987           364,731
                                                     2004        0.917            0.959           219,546
                                                     2003        0.715            0.917             2,996
                                                     2002        1.000            0.715                --

  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (7/02)...................................  2006        1.093            1.154                --
                                                     2005        1.053            1.093           301,029
                                                     2004        0.984            1.053           174,458
                                                     2003        0.793            0.984            11,371
                                                     2002        1.000            0.793            11,239

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (7/02)....  2006        1.081            1.234           318,450
                                                     2005        1.040            1.081           287,728
                                                     2004        0.956            1.040           112,612
                                                     2003        0.789            0.956            20,592
                                                     2002        1.000            0.789                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (4/02)...........................................  2006        1.482            1.633           969,085
                                                     2005        1.403            1.482           933,821
                                                     2004        1.175            1.403           294,695
                                                     2003        0.873            1.175            19,751
                                                     2002        1.000            0.873            19,890

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (8/02).......................................  2006        1.274            1.596           187,911
                                                     2005        1.157            1.274           114,947
                                                     2004        1.015            1.157           101,688
                                                     2003        0.805            1.015                --
                                                     2002        1.000            0.805                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/02)...........................................  2006        1.539            1.771           913,185
                                                     2005        1.465            1.539           816,143
                                                     2004        1.183            1.465           205,603
                                                     2003        0.806            1.183            32,632
                                                     2002        1.000            0.806            30,261

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.165            1.241                --
                                                     2005        1.183            1.165           702,143
                                                     2004        1.135            1.183           319,270
                                                     2003        0.916            1.135             2,073
                                                     2002        1.000            0.916                --

  Travelers Managed Income Subaccount (3/02).......  2006        1.075            1.064                --
                                                     2005        1.081            1.075         1,363,245
                                                     2004        1.071            1.081           923,519
                                                     2003        1.007            1.071            35,241
                                                     2002        1.000            1.007             5,025

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.114            1.181                --
                                                     2005        1.013            1.114             5,610
                                                     2004        0.891            1.013            29,057
                                                     2003        0.749            0.891            32,180
                                                     2002        1.020            0.749             6,523
                                                     2001        1.000            1.020                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/02)...........................................  2006        0.788            0.833                --
                                                     2005        0.779            0.788           450,317
                                                     2004        0.696            0.779           290,136
                                                     2003        0.517            0.696                --
                                                     2002        1.031            0.517                --
                                                     2001        1.000            1.031                --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.201            1.238                --
                                                     2005        1.189            1.201         2,172,182
                                                     2004        1.087            1.189           915,568
                                                     2003        0.951            1.087           114,345
                                                     2002        1.023            0.951            42,663
                                                     2001        1.000            1.023                --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.087            1.097                --
                                                     2005        1.069            1.087         2,444,255
                                                     2004        1.000            1.069         1,228,205

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.008            0.970                --
                                                     2005        1.004            1.008           238,562

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.335            1.474         3,767,295
                                                     2005        1.267            1.335         3,140,206
                                                     2004        1.158            1.267           774,400
                                                     2003        1.000            1.158                --

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.171            1.587           938,458
                                                     2005        1.019            1.171           427,330

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.218            1.386         4,369,683
                                                     2005        1.192            1.218         3,821,493
                                                     2004        1.034            1.192         1,623,320
                                                     2003        0.806            1.034           144,654
                                                     2002        1.020            0.806           155,076
                                                     2001        1.000            1.020                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Growth and Income Subaccount
  (Class II) (3/02)................................  2006        1.287            1.464         2,362,101
                                                     2005        1.195            1.287         1,889,263
                                                     2004        1.067            1.195           889,669
                                                     2003        0.852            1.067           152,148
                                                     2002        1.019            0.852           144,121
                                                     2001        1.000            1.019                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.911            0.917         1,594,820
                                                     2005        0.863            0.911         1,477,962
                                                     2004        0.823            0.863           592,605
                                                     2003        0.660            0.823           100,020
                                                     2002        1.000            0.660            99,270

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (2/02)...........................................  2006        1.171            1.378           335,620
                                                     2005        1.130            1.171           221,702
                                                     2004        1.035            1.130            52,352
                                                     2003        0.812            1.035             2,323
                                                     2002        1.000            0.812             2,133

  VIP Growth Subaccount (Service Class 2) (7/02)...  2006        0.926            0.963                --
                                                     2005        0.894            0.926           278,574
                                                     2004        0.884            0.894           160,354
                                                     2003        0.680            0.884                --
                                                     2002        1.000            0.680                --

  VIP Mid Cap Subaccount (Service Class 2) (4/02)..  2006        1.709            1.885         1,023,785
                                                     2005        1.476            1.709           880,194
                                                     2004        1.206            1.476           282,598
                                                     2003        0.889            1.206            19,424
                                                     2002        1.000            0.889            26,016




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).......................................  2006        1.053            1.099          1,154,270
                                                     2005        0.986            1.053          1,092,486
                                                     2004        0.943            0.986          1,077,607
                                                     2003        0.742            0.943            761,864
                                                     2002        1.000            0.742            381,270

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.078          1,418,171

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02)...........................................  2006        0.904            0.948                 --
                                                     2005        0.872            0.904          1,299,525
                                                     2004        0.840            0.872          1,085,405
                                                     2003        0.684            0.840            932,004
                                                     2002        1.000            0.684            607,232

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02).................................  2006        0.839            0.894          1,414,842
                                                     2005        0.822            0.839          1,620,215
                                                     2004        0.796            0.822          1,559,555
                                                     2003        0.563            0.796          1,174,255
                                                     2002        1.000            0.563            267,834

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02).................................  2006        0.991            0.969          1,394,296
                                                     2005        0.877            0.991          1,203,723
                                                     2004        0.823            0.877          1,223,901
                                                     2003        0.678            0.823            949,919
                                                     2002        1.000            0.678            319,132

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.620            1.919          7,432,127
                                                     2005        1.444            1.620          4,389,212
                                                     2004        1.293            1.444          2,257,467
                                                     2003        1.072            1.293            575,003

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.576            1.709         22,394,851
                                                     2005        1.379            1.576         16,387,765
                                                     2004        1.246            1.379          7,513,013
                                                     2003        1.113            1.246          1,844,532

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)...........................................  2006        1.414            1.602         18,427,635
                                                     2005        1.358            1.414         15,653,534
                                                     2004        1.251            1.358          8,585,788
                                                     2003        1.080            1.251          2,201,925

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)........................................  2006        1.288            1.500         36,284,203
                                                     2005        1.184            1.288         30,290,245
                                                     2004        1.069            1.184         16,331,713
                                                     2003        0.868            1.069          7,568,125
                                                     2002        1.000            0.868          1,962,284

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02).................................  2006        1.271            1.523         18,297,244
                                                     2005        1.187            1.271         15,288,996
                                                     2004        1.040            1.187          9,039,659
                                                     2003        0.800            1.040          4,994,641
                                                     2002        1.000            0.800          2,095,522

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.890            1.033         13,714,100
                                                     2005        0.907            0.890         15,088,397
                                                     2004        0.892            0.907         13,921,645
                                                     2003        0.734            0.892         12,898,299
                                                     2002        1.009            0.734          8,588,329
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.076            1.102         62,666,727
                                                     2005        1.078            1.076         68,499,731
                                                     2004        1.063            1.078         68,341,140
                                                     2003        1.073            1.063         63,462,120
                                                     2002        1.011            1.073         36,659,033
                                                     2001        1.000            1.011                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Growth and Income Subaccount (2/02)........  2006        1.084            1.199         21,713,916
                                                     2005        1.061            1.084         24,074,224
                                                     2004        0.997            1.061         24,352,581
                                                     2003        0.778            0.997         17,476,253
                                                     2002        1.016            0.778          8,370,704
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.014            1.070          1,260,889
                                                     2005        0.969            1.014          1,390,977
                                                     2004        0.958            0.969          1,488,652
                                                     2003        0.725            0.958            884,681
                                                     2002        1.007            0.725            388,569
                                                     2001        1.000            1.007                 --

Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.176            1.252         26,545,866
                                                     2005        1.166            1.176         29,448,631
                                                     2004        1.102            1.166         27,808,469
                                                     2003        0.931            1.102         18,990,148
                                                     2002        1.012            0.931          9,889,468
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (2/02)...................  2006        1.146            1.227          3,895,427
                                                     2005        1.112            1.146          4,282,070
                                                     2004        1.041            1.112          4,445,270
                                                     2003        0.815            1.041          3,599,500
                                                     2002        1.011            0.815          2,042,002
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (3/02)..............  2006        1.156            1.245          2,040,378
                                                     2005        1.108            1.156          2,298,313
                                                     2004        1.018            1.108          2,060,321
                                                     2003        0.756            1.018          1,169,683
                                                     2002        1.009            0.756            466,499
                                                     2001        1.000            1.009                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (2/02)...........................................  2006        1.215            1.350          5,306,600
                                                     2005        1.178            1.215          4,909,438
                                                     2004        1.036            1.178          4,782,328
                                                     2003        0.742            1.036          3,203,973
                                                     2002        1.014            0.742          1,595,685
                                                     2001        1.000            1.014                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.110            1.253        149,172,572
                                                     2005        1.082            1.110        155,142,727
                                                     2004        1.011            1.082        137,920,833
                                                     2003        0.825            1.011         88,035,333
                                                     2002        1.017            0.825         35,777,863
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.075            1.176         26,099,559
                                                     2005        1.000            1.075         18,327,731

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.177            1.353        163,498,411
                                                     2005        1.142            1.177        174,576,320
                                                     2004        1.073            1.142        160,011,735
                                                     2003        0.787            1.073        107,576,060
                                                     2002        1.016            0.787         51,708,377
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        1.001            1.025          2,454,655
                                                     2005        0.994            1.001          2,641,727
                                                     2004        1.000            0.994          1,103,173

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.042            1.115        194,859,317
                                                     2005        0.949            1.042        198,614,689
                                                     2004        0.877            0.949        178,313,906
                                                     2003        0.663            0.877        115,850,423
                                                     2002        1.001            0.663         53,566,170
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.314            1.435         33,590,399
                                                     2005        1.302            1.314         35,168,444
                                                     2004        1.199            1.302         29,278,952
                                                     2003        0.956            1.199         16,909,642
                                                     2002        1.004            0.956          5,535,785
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.164            1.441          6,986,401
                                                     2005        1.059            1.164          7,358,772
                                                     2004        0.913            1.059          6,739,520
                                                     2003        0.729            0.913          4,907,935
                                                     2002        0.997            0.729          2,163,754
                                                     2001        1.000            0.997                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.092            1.123         16,323,187
                                                     2005        1.055            1.092         17,343,718
                                                     2004        1.069            1.055         17,325,882
                                                     2003        0.736            1.069         11,429,389
                                                     2002        0.995            0.736          3,199,210
                                                     2001        1.000            0.995                 --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.078            1.254          5,409,449
                                                     2005        1.029            1.078          5,473,119
                                                     2004        0.946            1.029          4,853,022
                                                     2003        0.753            0.946          4,042,327
                                                     2002        1.027            0.753          1,545,399
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.207            1.363         17,120,209
                                                     2005        1.133            1.207         18,819,813
                                                     2004        1.043            1.133         18,624,981
                                                     2003        0.817            1.043         15,085,591
                                                     2002        1.027            0.817          7,958,407
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (2/02)..........  2006        0.990            1.019         27,994,003
                                                     2005        0.979            0.990         34,665,549
                                                     2004        0.986            0.979         39,228,751
                                                     2003        0.996            0.986         34,695,987
                                                     2002        1.000            0.996         27,866,936

  LMPVPIII Social Awareness Stock Subaccount
  (2/02)...........................................  2006        1.016            1.076          7,140,102
                                                     2005        0.989            1.016          8,196,156
                                                     2004        0.947            0.989          8,618,425
                                                     2003        0.747            0.947          6,309,864
                                                     2002        1.010            0.747          3,231,899
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/04)..........................  2006        1.038            1.160          3,264,696
                                                     2005        1.003            1.038          3,362,905
                                                     2004        0.997            1.003          2,153,379

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/04)..................  2006        1.024            1.113          3,630,658
                                                     2005        0.999            1.024          3,626,249
                                                     2004        0.963            0.999          1,898,313

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.078            1.222          2,058,227
                                                     2005        1.029            1.078          1,942,557
                                                     2004        0.987            1.029            971,238

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/04)..........................  2006        1.018            1.125            710,153
                                                     2005        1.000            1.018            812,122
                                                     2004        0.982            1.000            687,609

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.194            1.264          2,563,110

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.254            1.314         16,621,877

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.075          6,661,735

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.008          5,375,003

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.103            1.142         32,547,006

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.842            0.822          6,012,058

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.076            1.116         33,211,682

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.252            1.338         65,891,290

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068          2,763,617

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.973            1.006          7,266,256

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)..........................  2006        0.997            1.042                 --
                                                     2005        0.966            0.997          5,379,839
                                                     2004        0.922            0.966          5,141,151
                                                     2003        0.717            0.922          4,008,783
                                                     2002        1.000            0.717          1,764,279

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (1/02)...................................  2006        1.104            1.166                 --
                                                     2005        1.061            1.104          6,413,447
                                                     2004        0.989            1.061          6,508,028
                                                     2003        0.795            0.989          5,471,650
                                                     2002        1.000            0.795          2,403,025

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)....  2006        1.092            1.250          2,178,405
                                                     2005        1.048            1.092          2,162,951
                                                     2004        0.960            1.048          1,995,491
                                                     2003        0.791            0.960          1,358,575
                                                     2002        1.000            0.791            639,742

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02)...........................................  2006        1.497            1.653         12,464,001
                                                     2005        1.414            1.497         11,632,085
                                                     2004        1.180            1.414          6,608,509
                                                     2003        0.875            1.180          3,512,972
                                                     2002        1.000            0.875          1,786,015

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).......................................  2006        1.287            1.616          3,365,097
                                                     2005        1.166            1.287          2,744,099
                                                     2004        1.020            1.166          2,190,698
                                                     2003        0.807            1.020          1,815,234
                                                     2002        1.000            0.807            922,947

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02)...........................................  2006        1.554            1.793          9,862,779
                                                     2005        1.476            1.554          8,606,888
                                                     2004        1.189            1.476          6,176,092
                                                     2003        0.808            1.189          3,503,133
                                                     2002        1.000            0.808          1,871,036

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02)...........................................  2006        1.177            1.254                 --
                                                     2005        1.192            1.177         18,097,453
                                                     2004        1.140            1.192         18,257,454
                                                     2003        0.918            1.140         10,471,039
                                                     2002        1.000            0.918          3,886,675

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (1/02).......  2006        1.086            1.076                 --
                                                     2005        1.089            1.086         37,926,777
                                                     2004        1.077            1.089         37,028,523
                                                     2003        1.009            1.077         27,700,968
                                                     2002        1.000            1.009          8,413,347

  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.125            1.194                 --
                                                     2005        1.021            1.125          2,898,122
                                                     2004        0.895            1.021          3,462,259
                                                     2003        0.751            0.895          3,278,969
                                                     2002        1.020            0.751          2,035,876
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (2/02)...........................................  2006        0.796            0.842                 --
                                                     2005        0.785            0.796          6,679,817
                                                     2004        0.699            0.785          6,450,235
                                                     2003        0.519            0.699          5,024,422
                                                     2002        1.031            0.519          2,513,043
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.213            1.252                 --
                                                     2005        1.198            1.213         69,127,365
                                                     2004        1.092            1.198         61,658,986
                                                     2003        0.953            1.092         44,157,745
                                                     2002        1.023            0.953         20,349,095
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.092            1.103                 --
                                                     2005        1.071            1.092         25,963,992
                                                     2004        1.000            1.071          6,291,670

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.009            0.973                 --
                                                     2005        1.000            1.009          4,028,431

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.343            1.488         92,881,762
                                                     2005        1.272            1.343         87,670,300
                                                     2004        1.159            1.272         51,520,513
                                                     2003        1.016            1.159         14,602,910

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.173            1.593         11,702,824
                                                     2005        1.000            1.173          5,692,305

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.230            1.404         83,510,128
                                                     2005        1.201            1.230         83,415,232
                                                     2004        1.040            1.201         66,370,502
                                                     2003        0.808            1.040         46,233,542
                                                     2002        1.020            0.808         24,650,743
                                                     2001        1.000            1.020                 --

  Van Kampen LIT Growth and Income Subaccount
  (Class II) (2/02)................................  2006        1.300            1.483         48,745,625
                                                     2005        1.204            1.300         49,977,234
                                                     2004        1.073            1.204         43,119,673
                                                     2003        0.854            1.073         35,159,389
                                                     2002        1.019            0.854         18,418,400
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.920            0.929         20,410,232
                                                     2005        0.869            0.920         21,465,513
                                                     2004        0.827            0.869         20,850,171
                                                     2003        0.662            0.827         16,621,436
                                                     2002        1.000            0.662          9,580,394

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (1/02)...........................................  2006        1.182            1.395          6,336,386
                                                     2005        1.139            1.182          5,931,580
                                                     2004        1.041            1.139          5,062,464
                                                     2003        0.814            1.041          3,432,360
                                                     2002        1.000            0.814          1,858,184

  VIP Growth Subaccount (Service Class 2) (1/02)...  2006        0.935            0.974                 --
                                                     2005        0.901            0.935          2,575,619
                                                     2004        0.888            0.901          2,119,684
                                                     2003        0.681            0.888          1,596,479
                                                     2002        1.000            0.681            868,137

  VIP Mid Cap Subaccount (Service Class 2) (1/02)..  2006        1.726            1.908         13,521,062
                                                     2005        1.487            1.726         11,040,201
                                                     2004        1.212            1.487          6,568,572
                                                     2003        0.892            1.212          2,848,282
                                                     2002        1.000            0.892          1,430,300

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).......................................  2006        1.043            1.085            202,327
                                                     2005        0.979            1.043            240,175
                                                     2004        0.938            0.979            229,571
                                                     2003        0.740            0.938            192,718
                                                     2002        1.000            0.740             36,499

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06)...........................................  2006        1.000            1.076            325,682

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02)...........................................  2006        0.895            0.938                 --
                                                     2005        0.865            0.895            313,864
                                                     2004        0.836            0.865            309,789
                                                     2003        0.682            0.836            197,321
                                                     2002        1.000            0.682             46,815

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Global Technology Subaccount
  (Class B) (1/02).................................  2006        0.830            0.883            278,723
                                                     2005        0.816            0.830            247,051
                                                     2004        0.792            0.816            221,396
                                                     2003        0.561            0.792            224,735
                                                     2002        1.000            0.561             91,138

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02).................................  2006        0.981            0.957             81,353
                                                     2005        0.871            0.981             81,689
                                                     2004        0.819            0.871             84,080
                                                     2003        0.677            0.819             75,228
                                                     2002        1.000            0.677             37,120

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.610            1.902          1,223,211
                                                     2005        1.438            1.610            911,024
                                                     2004        1.291            1.438            385,385
                                                     2003        1.071            1.291             29,570

  American Funds Growth Subaccount (Class 2)
  (6/03)...........................................  2006        1.566            1.693          3,265,214
                                                     2005        1.373            1.566          3,085,691
                                                     2004        1.244            1.373          1,392,278
                                                     2003        1.112            1.244            282,597

  American Funds Growth-Income Subaccount (Class 2)
  (6/03)...........................................  2006        1.405            1.588          2,805,399
                                                     2005        1.353            1.405          2,590,211
                                                     2004        1.249            1.353          1,014,630
                                                     2003        1.080            1.249            173,814

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)........................................  2006        1.275            1.481          4,395,309
                                                     2005        1.175            1.275          3,986,065
                                                     2004        1.063            1.175          1,875,066
                                                     2003        0.866            1.063            896,114
                                                     2002        1.000            0.866            236,332

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02).................................  2006        1.259            1.505          1,996,610
                                                     2005        1.178            1.259          1,560,387
                                                     2004        1.035            1.178          1,251,578
                                                     2003        0.798            1.035            618,235
                                                     2002        1.000            0.798            308,000

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (2/02)........  2006        0.882            1.020          2,153,520
                                                     2005        0.900            0.882          2,133,013
                                                     2004        0.887            0.900          1,847,010
                                                     2003        0.732            0.887          1,685,023
                                                     2002        1.009            0.732            864,150
                                                     2001        1.000            1.009                 --

  LMPIS Government Subaccount (Class A) (2/02).....  2006        1.066            1.088          8,673,255
                                                     2005        1.070            1.066          9,141,730
                                                     2004        1.058            1.070          9,068,341
                                                     2003        1.071            1.058          8,260,011
                                                     2002        1.011            1.071          3,801,561
                                                     2001        1.000            1.011                 --

  LMPIS Growth and Income Subaccount (2/02)........  2006        1.073            1.184          3,985,595
                                                     2005        1.053            1.073          4,517,515
                                                     2004        0.992            1.053          4,201,219
                                                     2003        0.776            0.992          3,045,686
                                                     2002        1.016            0.776            904,823
                                                     2001        1.000            1.016                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (2/02)................................  2006        1.003            1.057            319,586
                                                     2005        0.962            1.003            496,279
                                                     2004        0.953            0.962            359,780
                                                     2003        0.723            0.953            206,672
                                                     2002        1.007            0.723             65,709
                                                     2001        1.000            1.007                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Lifestyle Series, Inc.
  LMPLS Balanced Subaccount (2/02).................  2006        1.164            1.236          3,704,000
                                                     2005        1.157            1.164          4,469,039
                                                     2004        1.096            1.157          4,556,847
                                                     2003        0.929            1.096          3,932,435
                                                     2002        1.012            0.929          2,347,467
                                                     2001        1.000            1.012                 --

  LMPLS Growth Subaccount (2/02)...................  2006        1.135            1.212          1,067,631
                                                     2005        1.104            1.135          1,184,409
                                                     2004        1.035            1.104          1,189,301
                                                     2003        0.813            1.035          1,004,326
                                                     2002        1.011            0.813            628,983
                                                     2001        1.000            1.011                 --

  LMPLS High Growth Subaccount (3/02)..............  2006        1.144            1.229            283,022
                                                     2005        1.100            1.144            227,750
                                                     2004        1.013            1.100            238,199
                                                     2003        0.755            1.013            122,977
                                                     2002        1.008            0.755            258,874
                                                     2001        1.000            1.008                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (2/02)...........................................  2006        1.203            1.333            494,456
                                                     2005        1.169            1.203            561,533
                                                     2004        1.031            1.169            583,489
                                                     2003        0.740            1.031            586,440
                                                     2002        1.014            0.740            262,012
                                                     2001        1.000            1.014                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.099            1.238         21,411,414
                                                     2005        1.074            1.099         24,423,541
                                                     2004        1.006            1.074         20,966,180
                                                     2003        0.823            1.006         13,856,750
                                                     2002        1.017            0.823          4,867,753
                                                     2001        1.000            1.017                 --

  LMPVPII Capital and Income Subaccount (5/05).....  2006        1.073            1.171          3,176,191
                                                     2005        1.000            1.073          2,026,765

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.165            1.336         22,402,759
                                                     2005        1.134            1.165         25,071,566
                                                     2004        1.068            1.134         22,496,777
                                                     2003        0.785            1.068         15,231,228
                                                     2002        1.016            0.785          6,510,825
                                                     2001        1.000            1.016                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (2/04)...........................................  2006        0.996            1.018            231,208
                                                     2005        0.992            0.996            223,798
                                                     2004        1.000            0.992            156,852

  LMPVPIII Aggressive Growth Subaccount (2/02).....  2006        1.032            1.101         25,641,545
                                                     2005        0.942            1.032         27,286,660
                                                     2004        0.873            0.942         24,370,479
                                                     2003        0.661            0.873         16,197,046
                                                     2002        1.001            0.661          6,443,339
                                                     2001        1.000            1.001                 --

  LMPVPIII High Income Subaccount (2/02)...........  2006        1.301            1.417          4,920,591
                                                     2005        1.292            1.301          5,461,831
                                                     2004        1.192            1.292          4,550,092
                                                     2003        0.953            1.192          3,664,412
                                                     2002        1.004            0.953            867,832
                                                     2001        1.000            1.004                 --

  LMPVPIII International All Cap Growth Subaccount
  (2/02)...........................................  2006        1.152            1.423          1,237,657
                                                     2005        1.051            1.152          1,370,936
                                                     2004        0.909            1.051          1,352,374
                                                     2003        0.727            0.909            915,183
                                                     2002        1.000            0.727            444,810
                                                     2002        0.997            1.000                 --
                                                     2001        1.000            0.997                 --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.081            1.109          1,576,460
                                                     2005        1.047            1.081          2,164,817
                                                     2004        1.063            1.047          2,099,159
                                                     2003        0.734            1.063          1,278,714
                                                     2002        0.995            0.734            468,934
                                                     2001        1.000            0.995                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.067            1.238            685,043
                                                     2005        1.021            1.067            738,870
                                                     2004        0.941            1.021            749,840
                                                     2003        0.751            0.941            696,285
                                                     2002        1.027            0.751            342,080
                                                     2001        1.000            1.027                 --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.195            1.346          2,013,539
                                                     2005        1.124            1.195          2,287,011
                                                     2004        1.038            1.124          2,110,037
                                                     2003        0.815            1.038          1,803,289
                                                     2002        1.027            0.815            996,513
                                                     2001        1.000            1.027                 --

  LMPVPIII Money Market Subaccount (2/02)..........  2006        0.980            1.006          3,268,257
                                                     2005        0.971            0.980          3,724,514
                                                     2004        0.981            0.971          5,172,548
                                                     2003        0.994            0.981          5,368,806
                                                     2002        1.000            0.994          3,630,924

  LMPVPIII Social Awareness Stock Subaccount
  (2/02)...........................................  2006        1.005            1.062            903,070
                                                     2005        0.982            1.005          1,068,555
                                                     2004        0.942            0.982            930,219
                                                     2003        0.745            0.942            859,550
                                                     2002        1.010            0.745            378,685
                                                     2001        1.000            1.010                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/04)..........................  2006        1.033            1.152            645,523
                                                     2005        1.000            1.033            594,595
                                                     2004        0.997            1.000            424,410

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/04)..................  2006        1.020            1.105            401,282
                                                     2005        0.997            1.020            578,376
                                                     2004        0.962            0.997            316,002

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (2/04)......................  2006        1.073            1.213            341,381
                                                     2005        1.026            1.073            443,186
                                                     2004        0.987            1.026            287,731

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/04)..........................  2006        1.014            1.117            654,277
                                                     2005        0.998            1.014            700,287
                                                     2004        0.982            0.998            598,174

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.181            1.248            293,766

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.241            1.298          2,255,266

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074            973,764

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06).................................  2006        0.994            1.006            844,137

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.097            1.134          3,480,407

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.833            0.811            771,578

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.064            1.102          4,099,682

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.238            1.321          7,537,235

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            645,611

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        0.970            1.002            482,213

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)..........................  2006        0.987            1.031                 --
                                                     2005        0.959            0.987            868,538
                                                     2004        0.917            0.959            742,889
                                                     2003        0.715            0.917            656,134
                                                     2002        1.000            0.715            250,885

  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (1/02)...................................  2006        1.093            1.154                 --
                                                     2005        1.053            1.093            878,337
                                                     2004        0.984            1.053            924,515
                                                     2003        0.793            0.984            738,923
                                                     2002        1.000            0.793            204,337

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)....  2006        1.081            1.234            458,015
                                                     2005        1.040            1.081            553,184
                                                     2004        0.956            1.040            534,842
                                                     2003        0.789            0.956            280,451
                                                     2002        1.000            0.789            137,457

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02)...........................................  2006        1.482            1.633          1,447,559
                                                     2005        1.403            1.482          1,459,777
                                                     2004        1.175            1.403            841,746
                                                     2003        0.873            1.175            662,686
                                                     2002        1.000            0.873            166,486

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).......................................  2006        1.274            1.596            407,536
                                                     2005        1.157            1.274            207,492
                                                     2004        1.015            1.157            183,018
                                                     2003        0.805            1.015            216,412
                                                     2002        1.000            0.805            117,321

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02)...........................................  2006        1.539            1.771          1,311,328
                                                     2005        1.465            1.539          1,186,488
                                                     2004        1.183            1.465            716,503
                                                     2003        0.806            1.183            403,015
                                                     2002        1.000            0.806            200,289

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02)...........................................  2006        1.165            1.241                 --
                                                     2005        1.183            1.165          2,254,615
                                                     2004        1.135            1.183          1,817,843
                                                     2003        0.916            1.135          1,196,043
                                                     2002        1.000            0.916            212,419

  Travelers Managed Income Subaccount (1/02).......  2006        1.075            1.064                 --
                                                     2005        1.081            1.075          4,382,714
                                                     2004        1.071            1.081          4,729,731
                                                     2003        1.007            1.071          2,801,167
                                                     2002        1.000            1.007            892,590

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (2/02)...........................................  2006        1.114            1.181                 --
                                                     2005        1.013            1.114            353,121
                                                     2004        0.891            1.013            409,648
                                                     2003        0.749            0.891            403,330
                                                     2002        1.020            0.749            162,046
                                                     2001        1.000            1.020                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (2/02)...........................................  2006        0.788            0.833                 --
                                                     2005        0.779            0.788            855,494
                                                     2004        0.696            0.779            833,779
                                                     2003        0.517            0.696            866,277
                                                     2002        1.031            0.517            413,979
                                                     2001        1.000            1.031                 --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.201            1.238                 --
                                                     2005        1.189            1.201          8,046,427
                                                     2004        1.087            1.189          6,007,575
                                                     2003        0.951            1.087          4,391,128
                                                     2002        1.023            0.951          1,656,799
                                                     2001        1.000            1.023                 --

  Travelers Pioneer Strategic Income Subaccount
  (2/04)...........................................  2006        1.087            1.097                 --
                                                     2005        1.069            1.087          3,279,930
                                                     2004        1.000            1.069            933,893

  Travelers U.S. Government Securities Subaccount
  (5/05)...........................................  2006        1.008            0.970                 --
                                                     2005        1.000            1.008            271,553

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03)...........................................  2006        1.335            1.474         10,407,477
                                                     2005        1.267            1.335         10,216,786
                                                     2004        1.158            1.267          5,875,896
                                                     2003        1.016            1.158          1,681,850

  UIF U.S. Real Estate Subaccount (Class I)
  (5/05)...........................................  2006        1.171            1.587          1,933,273
                                                     2005        1.000            1.171          1,013,473

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (2/02)...........................................  2006        1.218            1.386         10,667,905
                                                     2005        1.192            1.218         11,124,820
                                                     2004        1.034            1.192          9,212,344
                                                     2003        0.806            1.034          6,939,669
                                                     2002        1.020            0.806          2,909,821
                                                     2001        1.000            1.020                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Growth and Income Subaccount
  (Class II) (2/02)................................  2006        1.287            1.464          7,132,339
                                                     2005        1.195            1.287          7,427,230
                                                     2004        1.067            1.195          6,993,309
                                                     2003        0.852            1.067          5,719,195
                                                     2002        1.019            0.852          2,434,809
                                                     2001        1.000            1.019                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (2/02).......................................  2006        0.911            0.917          4,748,476
                                                     2005        0.863            0.911          5,047,438
                                                     2004        0.823            0.863          5,321,920
                                                     2003        0.660            0.823          3,913,231
                                                     2002        1.000            0.660          1,495,362

Variable Insurance Products Fund
  VIP Equity-Income Subaccount (Service Class 2)
  (1/02)...........................................  2006        1.171            1.378          1,270,069
                                                     2005        1.130            1.171          1,248,723
                                                     2004        1.035            1.130            823,033
                                                     2003        0.812            1.035            621,111
                                                     2002        1.000            0.812            290,414

  VIP Growth Subaccount (Service Class 2) (1/02)...  2006        0.926            0.963                 --
                                                     2005        0.894            0.926            859,177
                                                     2004        0.884            0.894            564,171
                                                     2003        0.680            0.884            382,481
                                                     2002        1.000            0.680            239,307

  VIP Mid Cap Subaccount (Service Class 2) (1/02)..  2006        1.709            1.885          1,910,023
                                                     2005        1.476            1.709          1,624,818
                                                     2004        1.206            1.476            833,326
                                                     2003        0.889            1.206            272,951
                                                     2002        1.000            0.889            183,898




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

The Underlying Funds listed below were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       Balanced Portfolio                           Allocation 50%
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       Growth Portfolio                             Allocation 70%
     Legg Mason Partners Variable Lifestyle      Legg Mason Partners Variable Lifestyle
       High Growth Portfolio                        Allocation 85%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Stock Portfolio                      Awareness Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
     Emerging Growth Portfolio                   Strategic Growth Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Government      Legg Mason Partners Variable Government
     Portfolio -- Class A                           Portfolio -- Class I
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio                               Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Premier         Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth Portfolio -- Class I
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 50%                                 Allocation 50%
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 70%                                 Allocation 70%
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle       Legg Mason Partners Variable Lifestyle
     Allocation 85%                                 Allocation 85%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Portfolio                            Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                Met/AIM Capital Appreciation
     Fund -- Series II                              Portfolio -- Class E
AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series II       Capital Guardian U.S. Equity Portfolio --
                                                    Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A


                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-19, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-19.

Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-19

[ ] MLAC-Book-19


                                       F-1